Right of Use Lease Assets (Details) - USD ($)	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Right of Use Lease Assets [Abstract]
Right-of-use assets	$ 7,507,445	$ 3,935,926
Operating lease liabilities - current	910,897
Operating lease liabilities - non-current	6,103,899
Total operating lease liabilities	$ 7,014,796